Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (477)	$ (434)	$ (329)
Interest expense on leases	(117)	(124)	(113)
Early redemption charges	(1)	0	(5)
Others	(117)	(59)	(47)
Total interest and other financial expenses	$ (712)	$ (617)	$ (495)	[1]

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.